                                    [PHOTO]

                                            SEMIANNUAL REPORT FEBRUARY 28, 2002


Oppenheimer
MAIN STREET(R)
GROWTH & INCOME FUND





                                                         [OPPENHEIMERFUNDS LOGO]
                                                         THE RIGHT WAY TO INVEST

REPORT HIGHLIGHTS

            CONTENTS
     1      Letter to
            Shareholders


     3      An Interview
            with Your Fund's
            Managers


     8      FINANCIAL
            STATEMENTS


    42      Officers and
            Directors

FUND OBJECTIVE

Oppenheimer Main Street(R) Growth & Income Fund seeks a high total return.

CUMULATIVE TOTAL RETURNS*

            For the Six-Month Period
            Ended 2/28/02

            Without        With
            Sales Chg.     Sales Chg.
--------------------------------------
Class A     -1.04%         -6.73%
--------------------------------------
Class B     -1.43          -6.35
--------------------------------------
Class C     -1.43          -2.42
--------------------------------------
Class N     -1.18          -2.16
--------------------------------------
Class Y     -0.94
--------------------------------------

AVERAGE ANNUAL TOTAL RETURNS*

            For the 1-Year Period
            Ended 2/28/02

            Without        With
            Sales Chg.     Sales Chg.
--------------------------------------
Class A     -7.35%         -12.68%
--------------------------------------
Class B     -8.06          -12.65
--------------------------------------
Class C     -8.06           -8.98
--------------------------------------
Class N     -7.70           -8.62
--------------------------------------
Class Y     -7.20
--------------------------------------

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

*SEE NOTES ON PAGE 7 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS


[PHOTO]
JAMES C. SWAIN
CHAIRMAN
OPPENHEIMER
MAIN STREET GROWTH &
INCOME FUND

[PHOTO]
JOHN V. MURPHY
PRESIDENT
OPPENHEIMER
MAIN STREET GROWTH &
INCOME FUND

Dear Shareholder,

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just passed.

     For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to an economic slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimuli the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.


     The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."

     While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.

                 1 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

LETTER TO SHAREHOLDERS


     Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, www.oppenheimerfunds.com, for timely fund information.

     This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.

     In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.

     We thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that make OppenheimerFunds an integral part of The Right Way to Invest.

Sincerely,

/s/JAMES C. SWAIN                  /s/JOHN V. MURPHY

James C. Swain                    John V. Murphy
March 21, 2002



THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC.
AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.

                 2 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


PORTFOLIO MANAGEMENT
TEAM:
CHARLES ALBERS
NIKOLAOS MONOYIOS


HOW DID OPPENHEIMER MAIN STREET GROWTH & INCOME FUND PERFORM DURING THE SIX-MONTH PERIOD THAT ENDED FEBRUARY 28, 2002?

A. While we are never satisfied with negative returns, we are nonetheless pleased that the Fund produced significantly better performance than its benchmark, the S&P 500 Composite Stock Price Index(1) and its peer group, the Lipper Large-Cap Core Funds category average.(2)

     We attribute the Fund and the market's negative absolute returns to a faltering U.S. economy, which continued to adversely affect corporate earnings. We attribute the Fund's strong relative performance to our highly disciplined investment approach, which enabled us to disregard emotion and market "noise" in favor of objective investment criteria.

WHAT FACTORS INFLUENCED THE PERFORMANCE OF LARGE-CAP STOCKS DURING THE REPORTING PERIOD?

Because we manage the Fund with a quantitative approach using multifactor statistical models, we do not incorporate a subjective view of economic and market trends into our investment decisions. However, our statistical models consider data from a number of economic indicators in order to objectively assess factors that may influence individual stocks.

     With that said, large-cap stocks were generally hurt by a sluggish U.S. economy. In fact, according to the National Bureau of Economic Research, the U.S. entered its first recession of the 21st century a few months before the six-month reporting period began. The poor business conditions that punished the technology and telecommunications industries in 2000 evidently


1. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measurement of performance of the U.S. equity securities market. For the six-months ended 2/28/02, the S&P 500 Index had a total return of -1.69%.

2. The average of the total return of the 802 funds in the Lipper Large Cap Core Funds category for the six-month period ended 2/28/02 was -2.28%.


                 3 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


--------------------------------
AVERAGE ANNUAL
TOTAL RETURNS WITH
SALES CHARGE

For the Periods Ended 3/31/02(3)
Class A
1-Year   5-Year  10-Year
--------------------------------
-4.68%   7.53%   13.68%

Class B          Since
1-Year   5-Year  Inception
--------------------------------
-4.62%   7.70%   11.14%

Class C          Since
1-Year   5-Year  Inception
--------------------------------
-0.58%   8.00%   10.34%

Class N          Since
1-Year   5-Year  Inception
--------------------------------
-0.12%   N/A     -4.79%

Class Y          Since
1-Year   5-Year  Inception
--------------------------------
1.36%    9.02%   9.48%
--------------------------------


spread to the rest of the economy in 2001. As corporate earnings fell and investors became more pessimistic, most large-cap stocks declined. The September 11 terrorist attacks worsened an already weak economy, pushing any prospect for economic recovery into 2002.

HOW WAS THE FUND POSITIONED IN THIS CHALLENGING MARKET ENVIRONMENT?

In mid-2001, our stock-selection model tended to award higher scores to smaller companies. As a result, the Fund had above-average exposure to small- and mid-cap stocks and below-average exposure to mega-cap stocks. This tilt proved beneficial when smaller stocks generally outperformed larger ones. However, our relatively light exposure to mega-cap companies hindered performance temporarily when these very large stocks benefited from a "flight to quality" mentality among investors following the events of September 11.

     In addition, the average stock in the Fund was somewhat less richly valued than the average stock in the S&P 500 Index. At the same time, the Fund and Index were roughly equal in terms of growth characteristics such as historical and expected earnings growth rates. This balance between growth and value benefited the Fund's overall performance as market leadership shifted quickly and frequently between the two investment styles.

WHAT FACTORS ACCOUNTED FOR THE FUND'S STRONG RELATIVE PERFORMANCE?

By far, successful stock selection was the greatest single factor responsible for the Fund's ability to produce higher returns than the S&P 500 Index and its peer group. During the period, our stock selection strategy enabled the Fund to outperform in seven of 10 S&P 500 Index economic sectors. The Fund achieved particularly strong relative performance within the consumer discretionary and information technology sectors. On the other


3. See Notes on page 7 for further details.


                 4 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND hand, the Fund's sector weights versus the benchmark index were a slight drag on relative performance. This was mostly due to the Fund's overweight position in utilities, which performed poorly.

DID THE QUANTITATIVE MODELS SIGNAL CHANGES TO THE FUND'S COMPOSITION DURING THE PERIOD?

Yes, they did, as might be expected in a volatile marketplace. When the reporting period began, our stock selection models were generally recommending defensive and value-oriented stocks. However, market dynamics changed suddenly after the events of September 11. In October and November 2001, higher-risk and technology stocks led the rally, during which our stock selection models did not excel. Our models shifted toward smaller-value-oriented stocks in December 2001, based on seasonal considerations, and this helped relative performance. Then, in January and February 2002, as the market was impacted by accounting and reporting concerns, our models helped performance by favoring stocks with higher quality earnings.

HOW IS THE FUND POSITIONED AS OF THE END OF THE REPORTING PERIOD?

Although the Fund's weighted average market capitalization increased in February, it ended the reporting period at about 78% of the S&P 500 Index. This reflects the relatively high rating our models have continued to assign to small- and mid-cap stocks. In addition, our models continue to recommend stocks with both attractive valuations and strong growth characteristics, striking a continued balance between the growth- and value-oriented investment styles.

     In addition, we have maintained our emphasis on broad diversification. As of February 28, 2002, the Fund held about 550 stocks. Our diversification strategy is designed to help manage risks in volatile markets. Broad diversification not only helps minimize the effects on the overall portfolio of problems


                 5 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


PORTFOLIO ALLOCATION(4)

[PIE CHART]

- Stocks           95.4%
- Cash
  Equivalents       4.6

affecting any single stock, it also makes it easier for us to fine-tune the portfolio and minimize transaction costs. In our view, diversification and a highly disciplined investment approach are central to what makes Oppenheimer Main Street Growth & Income Fund part of The Right Way to Invest.

TOP FIVE COMMON STOCK INDUSTRIES(5)
------------------------------------------------------------------------
Healthcare/Drugs                                                  9.2%
------------------------------------------------------------------------
Diversified Financial                                             8.2
------------------------------------------------------------------------
Oil: Domestic                                                     6.6
------------------------------------------------------------------------
Insurance                                                         6.3
------------------------------------------------------------------------
Banks                                                             5.5



TOP TEN COMMON STOCK HOLDINGS(5)
------------------------------------------------------------------------
Microsoft Corp.                                                   2.7%
------------------------------------------------------------------------
General Electric Co.                                              2.7
------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                             2.4
------------------------------------------------------------------------
Exxon Mobil Corp.                                                 2.3
------------------------------------------------------------------------
International Business Machines Corp.                             1.8
------------------------------------------------------------------------
Pfizer, Inc.                                                      1.8
------------------------------------------------------------------------
Merck & Co., Inc.                                                 1.6
------------------------------------------------------------------------
Citigroup, Inc.                                                   1.5
------------------------------------------------------------------------
Verizon Communications, Inc.                                      1.4
------------------------------------------------------------------------
Philip Morris Cos., Inc.                                          1.3


4. Portfolio is subject to change. Percentages are as of February 28, 2002, and are based on total market value of investments.

5. Portfolio is subject to change. Percentages are as of February 28, 2002, and are based on net assets.


                 6 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

NOTES


IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 2/3/88. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 10/3/94. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. For this reason, the cumulative total return information shown in this report is not annualized. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within the first 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 11/1/96. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



                 7 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS FEBRUARY 28, 2002 / Unaudited


                                                                                    MARKET VALUE
                                                                       SHARES         SEE NOTE 1
---------------------------------------------------------------------------------------------------
 COMMON STOCKS--97.6%
---------------------------------------------------------------------------------------------------
 BASIC MATERIALS--1.6%
---------------------------------------------------------------------------------------------------
 CHEMICALS--0.9%
 Air Products & Chemicals, Inc.                                        555,400      $ 26,936,900
---------------------------------------------------------------------------------------------------
 Cabot Microelectronics Corp.(1)                                       300,000        16,512,000
---------------------------------------------------------------------------------------------------
 Du Pont (E.I.) de Nemours & Co.                                       729,082        34,150,201
---------------------------------------------------------------------------------------------------
 Engelhard Corp.                                                       142,100         4,088,217
---------------------------------------------------------------------------------------------------
 Goodrich Corp.                                                        628,400        18,757,740
---------------------------------------------------------------------------------------------------
 IMC Global, Inc.                                                       56,300           748,790
---------------------------------------------------------------------------------------------------
 International Flavors & Fragrances, Inc.                              294,900        10,159,305
---------------------------------------------------------------------------------------------------
 Praxair, Inc.                                                          72,500         4,197,750
---------------------------------------------------------------------------------------------------
 RPM, Inc.                                                               5,100            85,170
---------------------------------------------------------------------------------------------------
 Universal Corp.                                                        70,100         2,574,072
---------------------------------------------------------------------------------------------------
 Visionics Corp.(1)                                                      2,300            26,077
                                                                                     --------------
                                                                                     118,236,222

---------------------------------------------------------------------------------------------------
 GOLD & PRECIOUS MINERALS--0.1%
 Barrick Gold Corp.                                                    741,300        13,380,465
---------------------------------------------------------------------------------------------------
 Newmont Mining Corp. (Holding Co.)                                    269,800         6,507,576
                                                                                     --------------
                                                                                      19,888,041

---------------------------------------------------------------------------------------------------
 METALS--0.3%
 Alcan, Inc.                                                           871,800        35,342,772
---------------------------------------------------------------------------------------------------
 Freeport-McMoRan Copper & Gold, Inc., Cl. A(1)                         30,000           435,900
---------------------------------------------------------------------------------------------------
 Freeport-McMoRan Copper & Gold, Inc., Cl. B(1)                        657,900         9,638,235
---------------------------------------------------------------------------------------------------
 Inco Ltd.(1)                                                           54,100         1,007,883
                                                                                     --------------
                                                                                      46,424,790

---------------------------------------------------------------------------------------------------
 PAPER--0.3%
 Boise Cascade Corp.                                                    55,800         2,006,010
---------------------------------------------------------------------------------------------------
 Georgia-Pacific Corp.                                                 221,700         5,686,605
---------------------------------------------------------------------------------------------------
 Rayonier, Inc.                                                        109,400         5,533,452
---------------------------------------------------------------------------------------------------
 Smurfit-Stone Container Corp.(1)                                      251,200         4,097,072
---------------------------------------------------------------------------------------------------
 Weyerhaeuser Co.                                                      370,800        22,922,856
                                                                                     --------------
                                                                                      40,245,995

---------------------------------------------------------------------------------------------------
 CAPITAL GOODS--6.7%
---------------------------------------------------------------------------------------------------
 AEROSPACE/DEFENSE--1.3%
 Lockheed Martin Corp.                                               1,451,800        81,896,038
---------------------------------------------------------------------------------------------------
 Northrop Grumman Corp.                                                288,000        30,827,520
---------------------------------------------------------------------------------------------------
 Precision Castparts Corp.                                             192,100         6,195,225
---------------------------------------------------------------------------------------------------
 Raytheon Co.                                                        1,004,100        38,848,629
---------------------------------------------------------------------------------------------------
 Rockwell Collins, Inc.                                                742,400        17,260,800
                                                                                     --------------
                                                                                     175,028,212

                 8 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                                                    MARKET VALUE
                                                                       SHARES         SEE NOTE 1
---------------------------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--2.9%
 AVX Corp.                                                             231,200      $  4,177,784
---------------------------------------------------------------------------------------------------
 EMCOR Group, Inc.(1)                                                   58,700         3,098,773
---------------------------------------------------------------------------------------------------
 Emerson Electric Co.                                                  120,000         6,910,800
---------------------------------------------------------------------------------------------------
 General Electric Co.(2)                                             9,566,400       368,306,400
---------------------------------------------------------------------------------------------------
 Integrated Device Technology, Inc.(1)                                  41,300         1,056,041
---------------------------------------------------------------------------------------------------
 Molex, Inc., Cl. A                                                    299,600         7,870,492
---------------------------------------------------------------------------------------------------
 Rockwell Automation, Inc.                                             520,900        10,287,775
                                                                                     --------------
                                                                                     401,708,065

---------------------------------------------------------------------------------------------------
 INDUSTRIAL SERVICES--0.6%
 Allied Waste Industries, Inc.(1)                                      389,200         5,079,060
---------------------------------------------------------------------------------------------------
 CONSOL Energy, Inc.                                                    15,800           367,350
---------------------------------------------------------------------------------------------------
 Manpower, Inc.                                                          4,900           164,297
---------------------------------------------------------------------------------------------------
 Miller (Herman), Inc.                                                     400             9,304
---------------------------------------------------------------------------------------------------
 NDCHealth Corp.                                                        18,400           626,336
---------------------------------------------------------------------------------------------------
 Peabody Energy Corp.                                                  106,800         2,686,020
---------------------------------------------------------------------------------------------------
 Right Management Consultants, Inc.(1)                                  22,500           563,400
---------------------------------------------------------------------------------------------------
 Robert Half International, Inc.(1)                                     93,800         2,439,738
---------------------------------------------------------------------------------------------------
 Teekay Shipping Corp.                                                 143,400         5,305,800
---------------------------------------------------------------------------------------------------
 Valassis Communications, Inc.(1)                                       74,900         2,880,654
---------------------------------------------------------------------------------------------------
 Viad Corp.                                                             59,500         1,481,550
---------------------------------------------------------------------------------------------------
 Waste Management, Inc.                                              2,183,900        57,458,409
                                                                                     --------------
                                                                                      79,061,918

---------------------------------------------------------------------------------------------------
 MANUFACTURING--1.9%
 Avery-Dennison Corp.                                                  392,300        25,107,200
---------------------------------------------------------------------------------------------------
 Ball Corp.                                                            111,000         4,694,190
---------------------------------------------------------------------------------------------------
 Bemis Co., Inc.                                                        58,600         3,337,856
---------------------------------------------------------------------------------------------------
 Briggs & Stratton Corp.                                                12,300           579,945
---------------------------------------------------------------------------------------------------
 Caterpillar, Inc.                                                     464,300        25,773,293
---------------------------------------------------------------------------------------------------
 Columbia Sportswear Co.(1)                                             19,100           581,022
---------------------------------------------------------------------------------------------------
 Cooper Industries, Inc.                                               538,700        19,043,045
---------------------------------------------------------------------------------------------------
 Dover Corp.                                                           128,000         5,064,960
---------------------------------------------------------------------------------------------------
 Hillenbrand Industries, Inc.                                           27,000         1,619,730
---------------------------------------------------------------------------------------------------
 Mettler-Toledo International, Inc.(1)                                   9,400           455,430
---------------------------------------------------------------------------------------------------
 Minnesota Mining & Manufacturing Co.                                  913,500       107,729,055
---------------------------------------------------------------------------------------------------
 Oakley, Inc.(1)                                                        43,400           702,212
---------------------------------------------------------------------------------------------------
 Owens-Illinois, Inc.(1)                                               160,000         2,348,800
---------------------------------------------------------------------------------------------------
 Pactiv Corp.(1)                                                       450,500         8,573,015
---------------------------------------------------------------------------------------------------
 Ryder Systems, Inc.                                                    46,400         1,303,840


                 9 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued


                                                                                    MARKET VALUE
                                                                       SHARES         SEE NOTE 1
---------------------------------------------------------------------------------------------------
 MANUFACTURING Continued
 Temple-Inland, Inc.                                                    47,900      $  2,667,551
---------------------------------------------------------------------------------------------------
 Tyco International Ltd.                                             1,775,602        51,670,018
                                                                                     --------------
                                                                                     261,251,162


---------------------------------------------------------------------------------------------------
 COMMUNICATION SERVICES--4.4%
---------------------------------------------------------------------------------------------------
 TELECOMMUNICATIONS: LONG DISTANCE--2.5%
 ALLTEL Corp.                                                          757,300        42,143,745
---------------------------------------------------------------------------------------------------
 AT&T Corp.                                                          5,191,600        80,677,464
---------------------------------------------------------------------------------------------------
 Corvis Corp.(1)                                                       489,300           557,802
---------------------------------------------------------------------------------------------------
 Sprint Corp. (Fon Group)                                            2,406,800        33,911,812
---------------------------------------------------------------------------------------------------
 Verizon Communications, Inc.                                        4,050,510       189,563,868
                                                                                     --------------
                                                                                     346,854,691


---------------------------------------------------------------------------------------------------
 TELEPHONE UTILITIES--1.4%
 BellSouth Corp.                                                     2,416,100        93,648,036
---------------------------------------------------------------------------------------------------
 SBC Communications, Inc.                                            2,488,800        94,176,192
                                                                                     --------------
                                                                                     187,824,228


---------------------------------------------------------------------------------------------------
 TELECOMMUNICATIONS: WIRELESS--0.5%
 Amdocs Ltd.(1)                                                        687,800        19,430,350
---------------------------------------------------------------------------------------------------
 AT&T Wireless Services, Inc.(1)                                     4,656,556        46,984,650
---------------------------------------------------------------------------------------------------
 Metro One Telecommunication, Inc.(1)                                  166,800         3,727,980
---------------------------------------------------------------------------------------------------
 Price Communications Corp.(1)                                          14,600           267,180
                                                                                     --------------
                                                                                      70,410,160


---------------------------------------------------------------------------------------------------
 CONSUMER CYCLICALS--12.4%
---------------------------------------------------------------------------------------------------
 AUTOS & HOUSING--2.5%
 Beazer Homes USA, Inc.(1)                                              46,700         4,228,685
---------------------------------------------------------------------------------------------------
 Borg-Warner Automotive, Inc.                                           12,300           739,845
---------------------------------------------------------------------------------------------------
 Centex Construction Products, Inc.                                     15,200           494,000
---------------------------------------------------------------------------------------------------
 Centex Corp.                                                          334,500        19,548,180
---------------------------------------------------------------------------------------------------
 Delphi Automotive Systems Corp.                                       117,300         1,875,627
---------------------------------------------------------------------------------------------------
 Direct Focus, Inc.(1)                                                 158,600         4,758,000
---------------------------------------------------------------------------------------------------
 Ford Motor Co.                                                      2,652,426        39,468,099
---------------------------------------------------------------------------------------------------
 Fortune Brands, Inc.                                                  198,000         9,009,000
---------------------------------------------------------------------------------------------------
 Furniture Brands International, Inc.(1)                                37,500         1,430,625
---------------------------------------------------------------------------------------------------
 General Motors Corp.                                                  942,000        49,907,160
---------------------------------------------------------------------------------------------------
 Group 1 Automotive, Inc.(1)                                            33,900         1,272,267
---------------------------------------------------------------------------------------------------
 Johnson Controls, Inc.                                                 28,700         2,547,412
---------------------------------------------------------------------------------------------------
 KB Home                                                               602,700        26,307,855
---------------------------------------------------------------------------------------------------
 Lafarge North America, Inc.                                            97,500         4,030,650
---------------------------------------------------------------------------------------------------
 Lear Corp.(1)                                                         308,700        13,798,890
---------------------------------------------------------------------------------------------------
 Lennar Corp.                                                          221,700        12,240,057


                 10 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                                 MARKET VALUE
                                                 SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
 AUTOS & HOUSING Continued
 M.D.C. Holdings, Inc.                           31,900          $  1,400,091
--------------------------------------------------------------------------------
 Masco Corp.                                  1,059,400            29,737,358
--------------------------------------------------------------------------------
 Maytag Corp.                                    26,900             1,074,117
--------------------------------------------------------------------------------
 NVR, Inc.(1)                                   129,200            37,758,700
--------------------------------------------------------------------------------
 Pep Boys-Manny, Moe & Jack                      43,900               615,478
--------------------------------------------------------------------------------
 Polaris Industries, Inc.                        41,300             2,305,366
--------------------------------------------------------------------------------
 Pulte Homes, Inc.                              113,815             5,911,551
--------------------------------------------------------------------------------
 Ryland Group, Inc. (The)                       278,500            24,878,405
--------------------------------------------------------------------------------
 St. Joe Co. (The)                              181,900             5,220,530
--------------------------------------------------------------------------------
 Stanley Works (The)                             70,700             3,565,401
--------------------------------------------------------------------------------
 Toll Brothers, Inc.(1)                         415,800            20,390,832
--------------------------------------------------------------------------------
 Visteon Corp.                                   18,700               265,166
--------------------------------------------------------------------------------
 Whirlpool Corp.                                350,000            26,285,000
--------------------------------------------------------------------------------
 York International Corp.                        49,400             1,729,000
                                                                ----------------
                                                                  352,793,347


--------------------------------------------------------------------------------
 CONSUMER SERVICES--0.8%
 Boron, LePore & Associates, Inc.(1)             31,200               354,120
--------------------------------------------------------------------------------
 Catalina Marketing Corp.(1)                     33,600             1,212,288
--------------------------------------------------------------------------------
 Cendant Corp.1                               1,624,500            28,282,545
--------------------------------------------------------------------------------
 Dun & Bradstreet Corp.(1)                       31,500             1,234,800
--------------------------------------------------------------------------------
 Fluor Corp.                                      9,800               371,518
--------------------------------------------------------------------------------
 H&R Block, Inc.                                888,700            44,834,915
--------------------------------------------------------------------------------
 IMS Health, Inc.                             1,174,500            23,490,000
--------------------------------------------------------------------------------
 Moody's Corp.                                  370,800            13,719,600
--------------------------------------------------------------------------------
 Travelocity.com, Inc.(1)                         2,900                74,530
                                                                ----------------
                                                                  113,574,316


--------------------------------------------------------------------------------
 LEISURE & ENTERTAINMENT--1.0%
 Action Performance Cos., Inc.(1)                75,800             3,081,270
--------------------------------------------------------------------------------
 Activision, Inc.(1)                            489,000            13,965,840
--------------------------------------------------------------------------------
 Argosy Gaming Co.(1)                            16,700               575,315
--------------------------------------------------------------------------------
 Brunswick Corp.                                336,900             9,092,931
--------------------------------------------------------------------------------
 GTech Holdings Corp.(1)                        197,600            10,539,984
--------------------------------------------------------------------------------
 Harley-Davidson, Inc.                        1,018,700            52,218,562
--------------------------------------------------------------------------------
 Hasbro, Inc.                                   582,600             8,337,006
--------------------------------------------------------------------------------
 Hilton Hotels Corp.                            747,200             9,608,992
--------------------------------------------------------------------------------
 Marriott International, Inc., Cl. A            233,500             9,216,245
--------------------------------------------------------------------------------
 Mattel, Inc.                                    62,600             1,186,270
--------------------------------------------------------------------------------
 MGM Mirage, Inc.(1)                            154,300             5,307,920
--------------------------------------------------------------------------------
 Park Place Entertainment Corp.(1)              379,200             3,704,784
--------------------------------------------------------------------------------
 Starwood Hotels & Resorts Worldwide, Inc.      257,300             9,262,800
                                                                ----------------
                                                                  136,097,919

               11 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS Unaudited/Continued

                                                                 MARKET VALUE
                                                 SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
 MEDIA--1.0%
 AOL Time Warner, Inc.(1)                     2,935,627          $ 72,803,550
--------------------------------------------------------------------------------
 Deluxe Corp.                                   205,100             9,721,740
--------------------------------------------------------------------------------
 Harland (John H.) Co.                          171,500             4,599,630
--------------------------------------------------------------------------------
 Harte-Hanks, Inc.                              233,700             7,069,425
--------------------------------------------------------------------------------
 Havas Advertising SA, ADR                      105,255               789,412
--------------------------------------------------------------------------------
 Imagistics International, Inc.(1)               85,092             1,335,944
--------------------------------------------------------------------------------
 Knight-Ridder, Inc.                            111,500             7,515,100
--------------------------------------------------------------------------------
 New York Times Co., Cl. A                      370,100            16,247,390
--------------------------------------------------------------------------------
 R.H. Donnelley Corp.(1)                        143,500             4,131,365
--------------------------------------------------------------------------------
 Readers Digest Assn., Inc. (The), Cl. A        116,500             2,432,520
--------------------------------------------------------------------------------
 USA Networks, Inc.(1)                          464,500            13,730,620
                                                                ----------------
                                                                  140,376,696


--------------------------------------------------------------------------------
 RETAIL: GENERAL--3.6%
 Costco Wholesale Corp.(1)                      705,500            29,108,930
--------------------------------------------------------------------------------
 Federated Department Stores, Inc.(1)           419,200            17,568,672
--------------------------------------------------------------------------------
 Foot Locker, Inc.(1)                           938,400            15,483,600
--------------------------------------------------------------------------------
 Kohl's Corp.(1)                                107,000             7,240,690
--------------------------------------------------------------------------------
 May Department Stores Co.                      597,500            21,892,400
--------------------------------------------------------------------------------
 Penney (J.C.) Co., Inc. (Holding Co.)          180,800             3,532,832
--------------------------------------------------------------------------------
 Sears Roebuck & Co.                          1,360,000            71,508,800
--------------------------------------------------------------------------------
 Wal-Mart Stores, Inc.                        5,289,900           328,026,699
                                                                ----------------
                                                                  494,362,623


--------------------------------------------------------------------------------
 RETAIL: SPECIALTY--3.2%
 American Eagle Outfitters, Inc.(1)             318,100             7,942,957
--------------------------------------------------------------------------------
 American Greetings Corp., Cl. A                 84,100             1,158,057
--------------------------------------------------------------------------------
 AutoNation, Inc.(1)                            347,300             4,337,777
--------------------------------------------------------------------------------
 AutoZone, Inc.(1)                              424,900            28,196,364
--------------------------------------------------------------------------------
 Bed Bath & Beyond, Inc.(1)                      57,100             1,907,140
--------------------------------------------------------------------------------
 BJ's Wholesale Club, Inc.(1)                   315,400            12,978,710
--------------------------------------------------------------------------------
 Blockbuster, Inc., Cl. A                       253,000             5,970,800
--------------------------------------------------------------------------------
 Borders Group, Inc.(1)                         155,800             3,332,562
--------------------------------------------------------------------------------
 CDW Computer Centers, Inc.(1)                  223,800            11,816,640
--------------------------------------------------------------------------------
 Chico's FAS, Inc.(1)                           349,050            11,811,852
--------------------------------------------------------------------------------
 Children's Place Retail Stores, Inc.(1)         19,200               672,000
--------------------------------------------------------------------------------
 Christopher & Banks Corp.(1)                   192,000             5,518,080
--------------------------------------------------------------------------------
 Circuit City Stores, Inc./CarMax Group(1)       36,500               976,010
--------------------------------------------------------------------------------
 Electronics Boutique Holdings Corp.(1)         120,600             4,210,146
--------------------------------------------------------------------------------
 Gap, Inc.                                    2,454,500            29,380,365
--------------------------------------------------------------------------------
 Home Depot, Inc.                             2,632,500           131,625,000

               12 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                                 MARKET VALUE
                                                 SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
 RETAIL: SPECIALTY Continued
 Hot Topic, Inc.(1)                             415,350          $  9,648,580
--------------------------------------------------------------------------------
 Insight Enterprises, Inc.(1)                    44,200               943,228
--------------------------------------------------------------------------------
 Intimate Brands, Inc., Cl. A                   294,900             5,700,417
--------------------------------------------------------------------------------
 Lands' End, Inc.(1)                             17,700               865,884
--------------------------------------------------------------------------------
 Michaels Stores, Inc.(1)                       262,100             7,810,580
--------------------------------------------------------------------------------
 Nike, Inc., Cl. B                              312,500            18,393,750
--------------------------------------------------------------------------------
 Office Depot, Inc.(1)                          891,000            16,937,910
--------------------------------------------------------------------------------
 Payless ShoeSource, Inc.(1)                     28,100             1,670,264
--------------------------------------------------------------------------------
 PetsMart, Inc.(1)                               49,700               531,293
--------------------------------------------------------------------------------
 Pier 1 Imports, Inc.                            30,100               601,097
--------------------------------------------------------------------------------
 Ross Stores, Inc.                              687,600            24,794,856
--------------------------------------------------------------------------------
 Talbots, Inc. (The)                            359,300            14,411,523
--------------------------------------------------------------------------------
 Target Corp.                                   422,600            17,706,940
--------------------------------------------------------------------------------
 Tech Data Corp.(1)                             172,900             7,918,820
--------------------------------------------------------------------------------
 TJX Cos., Inc. (The)                         1,370,600            52,041,682
--------------------------------------------------------------------------------
 Williams-Sonoma, Inc.(1)                        86,900             3,940,915
                                                                ----------------
                                                                  445,752,199


--------------------------------------------------------------------------------
 TEXTILE, APPAREL & HOME FURNISHINGS--0.3%
 Coach, Inc.(1)                                 391,798            19,535,048
--------------------------------------------------------------------------------
 Deb Shops, Inc.                                 10,000               240,100
--------------------------------------------------------------------------------
 Liz Claiborne, Inc.                            623,300            18,892,223
--------------------------------------------------------------------------------
 Tommy Hilfiger Corp.(1)                        258,500             3,388,935
--------------------------------------------------------------------------------
 Too, Inc.(1)                                   186,074             5,760,851
                                                                ----------------
                                                                   47,817,157


--------------------------------------------------------------------------------
 CONSUMER STAPLES--11.3%
--------------------------------------------------------------------------------
 BEVERAGES--2.0%
 Adolph Coors Co., Cl. B                         45,200             2,735,052
--------------------------------------------------------------------------------
 Anheuser-Busch Cos., Inc.                    1,891,300            96,172,605
--------------------------------------------------------------------------------
 Coca-Cola Co. (The)                          2,933,900           139,037,521
--------------------------------------------------------------------------------
 Pepsi Bottling Group, Inc. (The)               413,000            10,263,050
--------------------------------------------------------------------------------
 PepsiCo, Inc.                                  489,430            24,716,215
                                                                ----------------
                                                                  272,924,443


--------------------------------------------------------------------------------
 BROADCASTING--0.0%
 Fox Entertainment Group, Inc., A Shares(1)      55,100             1,228,730
--------------------------------------------------------------------------------
 EDUCATION--0.0%
 Apollo Group, Inc., Cl. A(1)                    11,000               534,050
--------------------------------------------------------------------------------
 Corinthian Colleges, Inc.(1)                    32,400             1,484,568
 Education Management Corp.(1)                   22,900               906,382
 ITT Educational Services, Inc.(1)               61,300             2,700,265
                                                                ----------------
                                                                    5,625,265


               13 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS Unaudited/Continued

                                                                 MARKET VALUE
                                                 SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
 ENTERTAINMENT--1.6%
 Applebee's International, Inc.                 102,350          $  3,692,788
--------------------------------------------------------------------------------
 Brinker International, Inc.(1)                 887,900            30,490,486
--------------------------------------------------------------------------------
 CBRL Group, Inc.                                36,300             1,114,047
--------------------------------------------------------------------------------
 CEC Entertainment, Inc.(1)                     151,100             7,267,910
--------------------------------------------------------------------------------
 Darden Restaurants, Inc.                       713,200            30,154,096
--------------------------------------------------------------------------------
 Disney (Walt) Co.                            1,028,300            23,650,900
--------------------------------------------------------------------------------
 Hollywood Entertainment Corp.(1)                18,100               257,020
--------------------------------------------------------------------------------
 Landry's Restaurants, Inc.                      19,700               504,123
--------------------------------------------------------------------------------
 Liberty Media Corp., Cl. A(1)                  930,300            11,907,840
--------------------------------------------------------------------------------
 McDonald's Corp.                             1,222,000            31,894,200
--------------------------------------------------------------------------------
 P.F. Chang's China Bistro, Inc.(1)              14,900               878,057
--------------------------------------------------------------------------------
 Papa John's International, Inc.(1)              16,500               427,515
--------------------------------------------------------------------------------
 Pixar, Inc.(1)                                     300                 9,753
--------------------------------------------------------------------------------
 Ruby Tuesday, Inc.                             639,500            12,917,900
--------------------------------------------------------------------------------
 Ryan's Family Steak Houses, Inc.(1)            112,700             2,534,623
--------------------------------------------------------------------------------
 Sonic Corp.(1)                                  41,250             1,102,200
--------------------------------------------------------------------------------
 Starbucks Corp.(1)                             517,100            11,898,471
--------------------------------------------------------------------------------
 THQ, Inc.(1)                                    92,200             4,154,532
--------------------------------------------------------------------------------
 Tricon Global Restaurants, Inc.(1)              93,700             5,540,481
--------------------------------------------------------------------------------
 Viacom, Inc., Cl. B(1)                         548,248            25,520,944
--------------------------------------------------------------------------------
 Wendy's International, Inc.                    525,400            16,292,654
                                                                ----------------
                                                                  222,210,540


--------------------------------------------------------------------------------
 FOOD--2.6%
 Archer-Daniels-Midland Co.                   1,112,075            15,402,239
--------------------------------------------------------------------------------
 Campbell Soup Co.                            1,247,000            33,344,780
--------------------------------------------------------------------------------
 ConAgra Foods, Inc.                          1,368,700            32,041,267
--------------------------------------------------------------------------------
 Dole Food Co., Inc.                             67,000             1,978,510
--------------------------------------------------------------------------------
 Hershey Foods Corp.                            340,700            24,070,455
--------------------------------------------------------------------------------
 Interstate Bakeries Corp.                       24,400               615,612
--------------------------------------------------------------------------------
 Kellogg Co.                                    867,700            29,979,035
--------------------------------------------------------------------------------
 Kraft Foods, Inc., Cl. A                     2,100,800            82,141,280
--------------------------------------------------------------------------------
 Sara Lee Corp.                               2,433,281            50,904,239
--------------------------------------------------------------------------------
 Tyson Foods, Inc., Cl. A                       612,200             7,952,478
--------------------------------------------------------------------------------
 Unilever NV, NY Shares                         660,200            38,476,456
--------------------------------------------------------------------------------
 Wrigley William Jr. Co.                        757,500            42,450,300
                                                                ----------------
                                                                  359,356,651


               14 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                                          MARKET VALUE
                                                          SHARES            SEE NOTE 1
----------------------------------------------------------------------------------------
 FOOD & DRUG RETAILERS--1.7%
 Albertson's, Inc.                                     1,144,900          $ 34,644,674
----------------------------------------------------------------------------------------
 CVS Corp.                                             1,270,200            34,701,864
----------------------------------------------------------------------------------------
 Express Scripts, Inc.(1)                                 99,800             5,166,646
----------------------------------------------------------------------------------------
 Fleming Cos., Inc.                                      174,100             2,837,830
----------------------------------------------------------------------------------------
 Kroger Co. (The)(1)                                   2,780,200            61,581,430
----------------------------------------------------------------------------------------
 Safeway, Inc.(1)                                      1,225,000            52,650,500
----------------------------------------------------------------------------------------
 Walgreen Co.                                            886,600            35,676,784
----------------------------------------------------------------------------------------
 Whole Foods Market, Inc.(1)                             108,000             4,800,600
                                                                        ----------------
                                                                           232,060,328


----------------------------------------------------------------------------------------
 HOUSEHOLD GOODS--1.7%
 Avon Products, Inc.                                     539,600            27,891,924
----------------------------------------------------------------------------------------
 Clorox Co. (The)                                        186,000             8,144,940
----------------------------------------------------------------------------------------
 Colgate-Palmolive Co.                                   537,900            30,111,642
----------------------------------------------------------------------------------------
 Dial Corp. (The)                                        125,900             2,115,120
----------------------------------------------------------------------------------------
 Gillette Co.                                            798,500            27,300,715
----------------------------------------------------------------------------------------
 Procter & Gamble Co.                                  1,700,700           144,202,353
                                                                        ----------------
                                                                           239,766,694


----------------------------------------------------------------------------------------
 TOBACCO--1.7%
 Philip Morris Cos., Inc.                              3,515,000           185,099,900
----------------------------------------------------------------------------------------
 R.J. Reynolds Tobacco Holdings, Inc.                    841,600            55,251,040
                                                                        ----------------
                                                                           240,350,940


----------------------------------------------------------------------------------------
 ENERGY--8.7%
----------------------------------------------------------------------------------------
 ENERGY SERVICES--0.1%
 Baker Hughes, Inc.                                      164,300             5,801,433
----------------------------------------------------------------------------------------
 Headwaters, Inc.(1)                                      37,700               508,196
----------------------------------------------------------------------------------------
 Helmerich & Payne, Inc.                                  76,600             2,584,484
----------------------------------------------------------------------------------------
 Massey Energy Co.                                       178,400             2,522,576
----------------------------------------------------------------------------------------
 PanCanadian Energy Corp.                                 48,500             1,398,021
----------------------------------------------------------------------------------------
 Progress Energy, Inc., Contingent Value Obligation(1)   700,000               304,500
                                                                        ----------------
                                                                            13,119,210

----------------------------------------------------------------------------------------
 OIL: DOMESTIC--6.6%
 Amerada Hess Corp.                                      132,700             9,192,129
----------------------------------------------------------------------------------------
 Anadarko Petroleum Corp.                                578,300            30,129,430
----------------------------------------------------------------------------------------
 Ashland, Inc.                                           149,800             6,499,822
----------------------------------------------------------------------------------------
 Brown (Tom), Inc.(1)                                  1,394,300            37,478,784
----------------------------------------------------------------------------------------
 Chesapeake Energy Corp.(1)                              143,200               897,864
----------------------------------------------------------------------------------------
 ChevronTexaco Corp.                                   1,789,804           151,131,050
----------------------------------------------------------------------------------------
 Conoco, Inc.                                          2,170,900            60,047,094


               15 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS Unaudited/Continued

                                                                 MARKET VALUE
                                                 SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
 OIL: DOMESTIC Continued
 EOG Resources, Inc.                            700,600          $ 24,654,114
--------------------------------------------------------------------------------
 Exxon Mobil Corp.(2)                         7,670,396           316,787,355
--------------------------------------------------------------------------------
 Frontier Oil Corp.(3)                        2,428,600            44,443,380
--------------------------------------------------------------------------------
 Marathon Oil Corp.                           1,137,300            31,275,750
--------------------------------------------------------------------------------
 Murphy Oil Corp.                               571,900            49,286,342
--------------------------------------------------------------------------------
 Newfield Exploration Co.(1)                     40,300             1,462,487
--------------------------------------------------------------------------------
 Occidental Petroleum Corp.                   1,393,200            37,393,488
--------------------------------------------------------------------------------
 Ocean Energy, Inc.                               8,300               151,475
--------------------------------------------------------------------------------
 Phillips Petroleum Co.                       1,138,560            67,300,282
--------------------------------------------------------------------------------
 Stone Energy Corp.(1)                           89,000             3,281,430
--------------------------------------------------------------------------------
 Sunoco, Inc.                                   542,000            20,877,840
--------------------------------------------------------------------------------
 Unocal Corp.                                   492,400            17,691,932
                                                                ----------------
                                                                  909,982,048


--------------------------------------------------------------------------------
 OIL: INTERNATIONAL--2.0%
 Baytex Energy Ltd.(1)                        1,380,000             4,747,647
--------------------------------------------------------------------------------
 Canadian 88 Energy Corp.(1),(3)             10,332,300            12,492,778
--------------------------------------------------------------------------------
 Canadian Natural Resources Ltd.              1,741,190            50,732,710
--------------------------------------------------------------------------------
 Paramount Resources Ltd.(1)                  1,798,400            18,213,774
--------------------------------------------------------------------------------
 Rio Alto Exploration Ltd.(1)                   850,050             8,423,680
--------------------------------------------------------------------------------
 Royal Dutch Petroleum Co., NY Shares         2,659,700           136,628,789
--------------------------------------------------------------------------------
 Talisman Energy, Inc.                        1,281,800            48,412,016
                                                                ----------------
                                                                  279,651,394


--------------------------------------------------------------------------------
 FINANCIAL--21.3%
--------------------------------------------------------------------------------
 BANKS--5.5%
 American Home Mortgage Holdings, Inc.           17,600               215,072
--------------------------------------------------------------------------------
 AmSouth Bancorp                                 86,500             1,829,475
--------------------------------------------------------------------------------
 Astoria Financial Corp.                        560,000            16,693,600
--------------------------------------------------------------------------------
 Bank of America Corp.                        2,701,200           172,741,740
--------------------------------------------------------------------------------
 Bank of New York Co., Inc. (The)               677,100            25,486,044
--------------------------------------------------------------------------------
 Bank One Corp.                               1,759,000            63,042,560
--------------------------------------------------------------------------------
 Banknorth Group, Inc.                          110,700             2,766,393
--------------------------------------------------------------------------------
 BB&T Corp.                                   1,109,400            41,058,894
--------------------------------------------------------------------------------
 Charter One Financial, Inc.                    615,035            18,733,966
--------------------------------------------------------------------------------
 City National Corp.                             37,700             1,915,914
--------------------------------------------------------------------------------
 Comerica, Inc.                                 556,200            33,288,570
--------------------------------------------------------------------------------
 Commerce Bancorp, Inc.                         121,100             5,037,760
--------------------------------------------------------------------------------
 Commercial Federal Corp.                        50,000             1,250,000
--------------------------------------------------------------------------------
 Compass Bancshares, Inc.                        24,200               724,790
--------------------------------------------------------------------------------
 Downey Financial Corp.                          21,100             1,001,828

               16 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                                 MARKET VALUE
                                                 SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
 BANKS Continued
 First Tennessee National Corp.                 435,800          $ 15,035,100
--------------------------------------------------------------------------------
 FleetBoston Financial Corp.                    161,800             5,400,884
--------------------------------------------------------------------------------
 Hibernia Corp., Cl. A                           48,200               886,880
--------------------------------------------------------------------------------
 Independence Community Bank Corp.              109,100             3,000,250
--------------------------------------------------------------------------------
 J.P. Morgan Chase & Co.                      2,091,900            61,188,075
--------------------------------------------------------------------------------
 KeyCorp                                        711,600            17,846,928
--------------------------------------------------------------------------------
 Knight Trading Group, Inc.(1)                  170,700             1,358,772
--------------------------------------------------------------------------------
 Mellon Financial Corp.                         436,600            15,717,600
--------------------------------------------------------------------------------
 National City Corp.                          1,863,200            53,138,464
--------------------------------------------------------------------------------
 National Commerce Financial Corp.               20,900               550,715
--------------------------------------------------------------------------------
 New York Community Bancorp, Inc.               143,500             4,210,290
--------------------------------------------------------------------------------
 North Fork Bancorp, Inc.                       376,000            13,002,080
--------------------------------------------------------------------------------
 Northern Trust Corp.                            47,500             2,570,700
--------------------------------------------------------------------------------
 PNC Financial Services Group                   795,000            43,677,300
--------------------------------------------------------------------------------
 Regions Financial Corp.                         23,800               773,500
--------------------------------------------------------------------------------
 State Street Corp.                             494,000            25,045,800
--------------------------------------------------------------------------------
 SunTrust Banks, Inc.                           839,200            52,693,368
--------------------------------------------------------------------------------
 TCF Financial Corp.                            163,300             8,393,620
--------------------------------------------------------------------------------
 U.S. Bancorp                                   419,570             8,748,034
--------------------------------------------------------------------------------
 Union Planters Corp.                           106,700             4,967,952
--------------------------------------------------------------------------------
 Wachovia Corp.(1)                              585,500            19,456,165
--------------------------------------------------------------------------------
 Wachovia Corp., Deposit                        100,000                    --
--------------------------------------------------------------------------------
 Wells Fargo Co.                                259,700            12,179,930
                                                                ----------------
                                                                  755,629,013


--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL--8.2%
 Affiliated Managers Group, Inc.(1)             219,700            14,638,611
--------------------------------------------------------------------------------
 American Express Co.                         1,199,400            43,718,130
--------------------------------------------------------------------------------
 Bear Stearns Cos., Inc. (The)                  463,800            25,550,742
--------------------------------------------------------------------------------
 Citigroup, Inc.                              4,645,305           210,200,051
--------------------------------------------------------------------------------
 Countrywide Credit Industries, Inc.            589,800            24,211,290
--------------------------------------------------------------------------------
 Doral Financial Corp.                           74,300             2,551,462
--------------------------------------------------------------------------------
 E*TRADE Group, Inc.(1)                          12,400               100,440
--------------------------------------------------------------------------------
 eFunds Corp.(1)                                152,247             2,661,278
--------------------------------------------------------------------------------
 Fannie Mae                                   1,689,100           132,172,075
--------------------------------------------------------------------------------
 Federated Investors, Inc., Cl. B                45,200             1,427,416
--------------------------------------------------------------------------------
 First American Corp. (The)                      32,700               647,133
--------------------------------------------------------------------------------
 Freddie Mac                                  1,480,600            94,373,444
--------------------------------------------------------------------------------
 Goldman Sachs Group, Inc. (The)                486,400            39,369,216
--------------------------------------------------------------------------------
 Household International, Inc.                1,425,900            73,433,850
--------------------------------------------------------------------------------
 Instinet Group, Inc.(1)                        212,700             1,510,170

               17 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS Unaudited/Continued

                                                                 MARKET VALUE
                                                 SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL Continued
 iShares Russell 2000 Index Fund              1,232,000        $  114,822,400
--------------------------------------------------------------------------------
 iShares Russell 2000 Value Index Fund           19,000             2,483,300
--------------------------------------------------------------------------------
 iShares S&P SmallCap 600 Index Fund             26,500             3,014,375
--------------------------------------------------------------------------------
 John Hancock Financial Services, Inc.        1,484,300            57,011,963
--------------------------------------------------------------------------------
 Lehman Brothers Holdings, Inc.                 933,200            52,725,800
--------------------------------------------------------------------------------
 MGIC Investment Corp.                          416,500            27,955,480
--------------------------------------------------------------------------------
 Morgan Stanley Dean Witter & Co.             1,213,100            59,587,472
--------------------------------------------------------------------------------
 PMI Group, Inc. (The)                          393,800            27,900,730
--------------------------------------------------------------------------------
 Prudential Financial, Inc.(1)                1,236,500            37,799,805
--------------------------------------------------------------------------------
 SEI Investments Co.                            366,500            14,550,050
--------------------------------------------------------------------------------
 Stilwell Financial, Inc.                       789,000            17,997,090
--------------------------------------------------------------------------------
 T. Rowe Price Group, Inc.                       29,300             1,166,433
--------------------------------------------------------------------------------
 USA Education, Inc.                            566,500            52,542,875
                                                                ----------------
                                                                1,136,123,081


--------------------------------------------------------------------------------
 INSURANCE--6.3%
 AFLAC, Inc.                                  1,810,500            46,529,850
--------------------------------------------------------------------------------
 Allmerica Financial Corp.                       39,600             1,721,808
--------------------------------------------------------------------------------
 Allstate Corp.                               2,075,200            72,673,504
--------------------------------------------------------------------------------
 American International Group, Inc.           2,242,005           165,841,110
--------------------------------------------------------------------------------
 Cigna Corp.                                    782,100            70,154,370
--------------------------------------------------------------------------------
 Cincinnati Financial Corp.                      62,000             2,493,020
--------------------------------------------------------------------------------
 Fidelity National Financial, Inc.              805,110            21,351,517
--------------------------------------------------------------------------------
 First Health Group Corp.(1)                    158,700             3,646,926
--------------------------------------------------------------------------------
 Gallagher (Arthur J.) & Co.                    336,700            11,737,362
--------------------------------------------------------------------------------
 Hilb, Rogal & Hamilton Co.                      89,200             3,171,060
--------------------------------------------------------------------------------
 Jefferson-Pilot Corp.                          579,600            29,310,372
--------------------------------------------------------------------------------
 Lincoln National Corp.                         900,400            46,109,484
--------------------------------------------------------------------------------
 Loews Corp.                                    752,500            43,893,325
--------------------------------------------------------------------------------
 Marsh & McLennan Cos., Inc.                    452,000            47,708,600
--------------------------------------------------------------------------------
 MBIA, Inc.                                     520,700            30,434,915
--------------------------------------------------------------------------------
 MetLife, Inc.                                2,349,500            74,902,060
--------------------------------------------------------------------------------
 Ohio Casualty Corp.(1)                          36,500               684,010
--------------------------------------------------------------------------------
 Phoenix Cos., Inc. (The)(1)                    288,500             5,164,150
--------------------------------------------------------------------------------
 Principal Financial Group, Inc. (The)(1)       322,900             7,865,844
--------------------------------------------------------------------------------
 Progressive Corp.                              353,000            54,997,400
--------------------------------------------------------------------------------
 Radian Group, Inc.                             462,700            21,594,209
--------------------------------------------------------------------------------
 RenaissanceRe Holdings Ltd.                     49,100             5,319,003
--------------------------------------------------------------------------------
 St. Paul Cos., Inc.                            866,900            42,391,410
--------------------------------------------------------------------------------
 XL Capital Ltd., Cl. A(3)                      658,700            62,747,762
                                                                ----------------
                                                                  872,443,071

               18 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                                 MARKET VALUE
                                                 SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
 REAL ESTATE INVESTMENT TRUSTS--0.3%
 Equity Office Properties Trust               1,037,200          $ 29,767,640
--------------------------------------------------------------------------------
 Equity Residential Properties Trust            286,600             7,723,870
--------------------------------------------------------------------------------
 Indymac Mortgage Holdings, Inc.(1)             312,600             7,683,708
                                                                ----------------
                                                                   45,175,218


--------------------------------------------------------------------------------
 SAVINGS & LOANS--1.0%
 Golden State Bancorp, Inc.                   1,277,500            38,938,200
--------------------------------------------------------------------------------
 Golden West Financial Corp.                    761,400            48,539,250
--------------------------------------------------------------------------------
 Greenpoint Financial Corp.                     570,400            25,097,600
--------------------------------------------------------------------------------
 Washington Mutual, Inc.                        795,784            25,886,854
--------------------------------------------------------------------------------
 Webster Financial Corp.                         14,400               504,864
                                                                ----------------
                                                                  138,966,768


--------------------------------------------------------------------------------
 HEALTHCARE--13.1%
--------------------------------------------------------------------------------
 HEALTHCARE/DRUGS--9.2%
 Abbott Laboratories                            513,900            29,061,045
--------------------------------------------------------------------------------
 American Home Products Corp.                   330,900            21,028,695
--------------------------------------------------------------------------------
 Amgen, Inc.(1)                                 795,200            46,105,696
--------------------------------------------------------------------------------
 Apogent Technologies, Inc.(1)                   27,700               665,077
--------------------------------------------------------------------------------
 Biogen, Inc.(1)                                110,100             5,851,815
--------------------------------------------------------------------------------
 Bristol-Myers Squibb Co.                     1,191,400            55,995,800
--------------------------------------------------------------------------------
 Chiron Corp.(1)                                691,000            30,003,220
--------------------------------------------------------------------------------
 CIMA Labs, Inc.(1)                              19,300               443,321
--------------------------------------------------------------------------------
 Community Health Systems, Inc.(1)              263,800             5,882,740
--------------------------------------------------------------------------------
 Diagnostic Products Corp.                       14,800               530,580
--------------------------------------------------------------------------------
 Edwards Lifesciences Corp.(1)                   22,700               647,631
--------------------------------------------------------------------------------
 Forest Laboratories, Inc.(1)                   405,700            32,261,264
--------------------------------------------------------------------------------
 Genentech, Inc.(1)                           1,331,400            62,842,080
--------------------------------------------------------------------------------
 Genta, Inc.(1)                                  60,300               777,267
--------------------------------------------------------------------------------
 HCA, Inc.                                    1,339,700            54,565,981
--------------------------------------------------------------------------------
 Humana, Inc.(1)                                235,400             3,083,740
--------------------------------------------------------------------------------
 Incyte Pharmaceuticals, Inc.(1)                 40,900               449,491
--------------------------------------------------------------------------------
 Johnson & Johnson                            2,353,768           143,344,471
--------------------------------------------------------------------------------
 LifePoint Hospitals, Inc.(1)                   204,000             6,699,360
--------------------------------------------------------------------------------
 Lilly (Eli) & Co.                            1,590,000           120,410,700
--------------------------------------------------------------------------------
 Merck & Co., Inc.                            3,509,800           215,256,034
--------------------------------------------------------------------------------
 Monsanto Co.                                    65,100             2,015,496
--------------------------------------------------------------------------------
 Mylan Laboratories, Inc.                       486,200            14,770,756
--------------------------------------------------------------------------------
 Pfizer, Inc.(2)                              6,019,025           246,539,264
--------------------------------------------------------------------------------
 Respironics, Inc.(1)                            25,000               735,000
--------------------------------------------------------------------------------
 Schering-Plough Corp.                        1,689,700            58,277,753

               19 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS Unaudited/Continued

                                                                 MARKET VALUE
                                                 SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
 HEALTHCARE/DRUGS Continued
 Serologicals Corp.(1)                           25,000          $    376,750
--------------------------------------------------------------------------------
 Sicor, Inc.(1)                                 463,700             7,419,200
--------------------------------------------------------------------------------
 Taro Pharmaceutical Industries Ltd.(1)         316,400             9,526,804
--------------------------------------------------------------------------------
 UnitedHealth Group, Inc.                     1,109,800            80,449,402
--------------------------------------------------------------------------------
 XOMA Ltd.(1)                                     4,000                32,160
--------------------------------------------------------------------------------
 Zimmer Holdings, Inc.(1)                       383,400            13,710,384
                                                                ----------------
                                                                1,269,758,977


--------------------------------------------------------------------------------
 HEALTHCARE/SUPPLIES & SERVICES--3.9%
 Accredo Health, Inc.(1)                         32,500             1,678,625
--------------------------------------------------------------------------------
 AdvancePCS, Inc.(1)                             15,900               507,528
--------------------------------------------------------------------------------
 Affymetrix, Inc.(1)                             15,600               383,760
--------------------------------------------------------------------------------
 Alberto-Culver Co., Cl. B                       29,000             1,510,030
--------------------------------------------------------------------------------
 Allergan, Inc.                                 294,100            19,069,444
--------------------------------------------------------------------------------
 Apria Healthcare Group, Inc.(1)                108,000             2,331,720
--------------------------------------------------------------------------------
 Baxter International, Inc.                   1,000,100            55,485,548
--------------------------------------------------------------------------------
 Beckman Coulter, Inc.                            5,200               247,884
--------------------------------------------------------------------------------
 Becton, Dickinson & Co.                        616,400            22,615,716
--------------------------------------------------------------------------------
 Brown & Brown, Inc.                            103,000             3,601,910
--------------------------------------------------------------------------------
 Caremark Rx, Inc.(1)                         1,649,600            28,785,520
--------------------------------------------------------------------------------
 Cooper Cos., Inc. (The)                         32,300             1,527,467
--------------------------------------------------------------------------------
 Covance, Inc.(1)                               135,700             2,408,675
--------------------------------------------------------------------------------
 Cytyc Corp.(1)                                 352,800             8,276,688
--------------------------------------------------------------------------------
 DaVita, Inc.(1)                                238,800             5,337,180
--------------------------------------------------------------------------------
 Health Management Assn., Inc., Cl. A(1)        619,100            10,927,115
--------------------------------------------------------------------------------
 Health Net, Inc.(1)                            356,100             8,631,864
--------------------------------------------------------------------------------
 Laboratory Corp. of America Holdings, Inc.(1)  315,800            25,731,384
--------------------------------------------------------------------------------
 Lincare Holdings, Inc.(1)                      356,300             8,964,508
--------------------------------------------------------------------------------
 Manor Care, Inc.(1)                            746,000            13,987,500
--------------------------------------------------------------------------------
 McKesson Corp.                                 482,000            16,990,500
--------------------------------------------------------------------------------
 Mid Atlantic Medical Services, Inc.(1)          49,300             1,311,873
--------------------------------------------------------------------------------
 Option Care, Inc.(1)                            24,100               344,630
--------------------------------------------------------------------------------
 Orthodontic Centers of America, Inc.(1)         35,800               892,852
--------------------------------------------------------------------------------
 Oxford Health Plans, Inc.(1)                 1,095,500            39,821,425
--------------------------------------------------------------------------------
 Patterson Dental Co.(1)                        198,000             8,032,860
--------------------------------------------------------------------------------
 Pediatrix Medical Group, Inc.(1)               144,100             5,569,465
--------------------------------------------------------------------------------
 Pharmaceutical Product Development, Inc.(1)    283,400             8,830,744
--------------------------------------------------------------------------------
 Quest Diagnostics, Inc.(1)                     377,600            26,775,616
--------------------------------------------------------------------------------
 Schein (Henry), Inc.(1)                        157,100             6,756,871
--------------------------------------------------------------------------------
 St. Jude Medical, Inc.(1)                      360,300            28,211,490
--------------------------------------------------------------------------------
 Steris Corp.(1)                                 32,200               660,744

               20 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                                 MARKET VALUE
                                                 SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
 HEALTHCARE/SUPPLIES & SERVICES Continued
 Stryker Corp.                                  276,000          $ 16,974,000
--------------------------------------------------------------------------------
 SurModics, Inc.(1)                              14,300               506,220
--------------------------------------------------------------------------------
 Techne Corp.(1)                                 64,600             1,908,284
--------------------------------------------------------------------------------
 Tenet Healthcare Corp.(1)                    1,268,900            73,278,975
--------------------------------------------------------------------------------
 Trigon Healthcare, Inc.(1)                     245,100            17,573,670
--------------------------------------------------------------------------------
 Universal Health Services, Inc., Cl. B(1)      569,000            21,900,810
--------------------------------------------------------------------------------
 WellPoint Health Networks, Inc.(1)             289,100            35,160,342
                                                                ----------------
                                                                  533,511,437


--------------------------------------------------------------------------------
 TECHNOLOGY--11.5%
--------------------------------------------------------------------------------
 COMPUTER HARDWARE--3.2%
 3Com Corp.(1)                                  451,100             2,165,280
--------------------------------------------------------------------------------
 Adaptec, Inc.(1)                               494,200             5,633,880
--------------------------------------------------------------------------------
 Agilent Technologies, Inc.(1)                  110,400             3,438,960
--------------------------------------------------------------------------------
 Compaq Computer Corp.                        5,286,500            53,605,110
--------------------------------------------------------------------------------
 Dell Computer Corp.(1)                       4,203,200           103,777,008
--------------------------------------------------------------------------------
 Handspring, Inc.(1)                          1,170,900             5,351,013
--------------------------------------------------------------------------------
 Hewlett-Packard Co.                            127,200             2,559,264
--------------------------------------------------------------------------------
 Ingram Micro, Inc., Cl. A(1)                   153,800             2,345,450
--------------------------------------------------------------------------------
 International Business Machines Corp.        2,527,300           247,978,676
--------------------------------------------------------------------------------
 McDATA Corp., Cl. A(1)                          80,548             1,269,436
--------------------------------------------------------------------------------
 McDATA Corp., Cl. B(1)                         227,300             3,636,800
--------------------------------------------------------------------------------
 Seagate Technology International, Inc.(1),(4)  903,300                    --
--------------------------------------------------------------------------------
 Storage Technology Corp.(1)                    181,800             3,490,560
--------------------------------------------------------------------------------
 Stratos Lightwave, Inc.(1)                      10,300                38,110
--------------------------------------------------------------------------------
 Western Digital Corp.(1)                       705,800             4,100,698
                                                                ----------------
                                                                  439,390,245


--------------------------------------------------------------------------------
 COMPUTER SERVICES--1.0%
 Automatic Data Processing, Inc.                993,200            52,351,572
--------------------------------------------------------------------------------
 CACI International, Inc., Cl. A(1)              43,800             1,487,010
--------------------------------------------------------------------------------
 DST Systems, Inc.(1)                           134,200             5,594,798
--------------------------------------------------------------------------------
 First Data Corp.                               751,800            61,286,736
--------------------------------------------------------------------------------
 Foundry Networks, Inc.(1)                      352,600             1,981,612
--------------------------------------------------------------------------------
 Kronos, Inc.(1)                                 28,650             1,282,661
--------------------------------------------------------------------------------
 Paychex, Inc.                                  115,600             4,271,420
--------------------------------------------------------------------------------
 Priceline.com, Inc.(1)                         343,900             1,375,600
--------------------------------------------------------------------------------
 Sonus Networks, Inc.(1)                        317,000               840,050
--------------------------------------------------------------------------------
 Unisys Corp.(1)                                 22,200               246,420
--------------------------------------------------------------------------------
 Websense, Inc.(1)                              105,100             2,355,291
                                                                ----------------
                                                                  133,073,170

               21 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS Unaudited/Continued

                                                                 MARKET VALUE
                                                 SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
 COMPUTER SOFTWARE--4.0%
 Acclaim Entertainment, Inc.(1)                 765,700$            2,940,288
--------------------------------------------------------------------------------
 Cadence Design Systems, Inc.(1)                546,300            11,554,245
--------------------------------------------------------------------------------
 Citrix Systems, Inc.(1)                        173,400             2,630,478
--------------------------------------------------------------------------------
 CSG Systems International, Inc.(1)             198,400             6,186,112
--------------------------------------------------------------------------------
 Electronic Arts, Inc.(1)                       283,200            15,241,824
--------------------------------------------------------------------------------
 Fair, Isaac & Co., Inc.                         22,200             1,361,970
--------------------------------------------------------------------------------
 McAfee.com Corp.(1)                             25,200               298,116
--------------------------------------------------------------------------------
 Mentor Graphics Corp.(1)                        46,400             1,007,344
--------------------------------------------------------------------------------
 Micromuse, Inc.(1)                              49,600               449,376
--------------------------------------------------------------------------------
 Microsoft Corp.(1),(2)                       6,415,200           374,262,768
--------------------------------------------------------------------------------
 Network Associates, Inc.(1)                    290,200             6,883,544
--------------------------------------------------------------------------------
 Novell, Inc.(1)                                478,300             1,956,247
--------------------------------------------------------------------------------
 Oracle Corp.(1)                              5,821,500            96,753,330
--------------------------------------------------------------------------------
 Sabre Holdings Corp.(1)                        249,100            10,962,891
--------------------------------------------------------------------------------
 StorageNetworks, Inc.(1)                       323,800             1,055,588
--------------------------------------------------------------------------------
 Sybase, Inc.(1)                                188,200             3,174,934
--------------------------------------------------------------------------------
 Veritas Software Corp.(1)                      498,100            17,677,569
                                                                ----------------
                                                                  554,396,624


--------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--0.6%
 BISYS Group, Inc. (The)(1)                     225,800             7,108,184
--------------------------------------------------------------------------------
 Cisco Systems, Inc.(1)                       4,221,200            60,236,524
--------------------------------------------------------------------------------
 Enterasys Networks, Inc.(1)                    113,300               402,215
--------------------------------------------------------------------------------
 Nortel Networks Corp.                        2,500,000            12,675,000
--------------------------------------------------------------------------------
 Riverstone Networks, Inc.(1)                    84,900               324,318
--------------------------------------------------------------------------------
 Tellium, Inc.(1)                               929,200             1,942,028
                                                                ----------------
                                                                   82,688,269


--------------------------------------------------------------------------------
 ELECTRONICS--2.5%
 Analog Devices, Inc.(1),(2)                  1,165,700            43,375,697
--------------------------------------------------------------------------------
 Elantec Semiconductor, Inc.(1)                   4,200               128,604
--------------------------------------------------------------------------------
 Engineered Support Systems, Inc.               122,500             4,900,000
--------------------------------------------------------------------------------
 FLIR Systems, Inc.(1)                           70,300             3,833,459
--------------------------------------------------------------------------------
 General Motors Corp., Cl. H(1)                 231,300             3,411,675
--------------------------------------------------------------------------------
 Genesis Microchip, Inc.(1)                     373,200             8,766,468
--------------------------------------------------------------------------------
 Integrated Circuit Systems, Inc.(1)            132,700             2,456,277
--------------------------------------------------------------------------------
 Intel Corp.(2)                               5,568,400           158,977,820
--------------------------------------------------------------------------------
 KLA-Tencor Corp.(1)                            715,300            41,423,023
--------------------------------------------------------------------------------
 Linear Technology Corp.                        888,100            32,708,723
--------------------------------------------------------------------------------
 Microtune, Inc.(1)                              39,600               451,836
--------------------------------------------------------------------------------
 Rambus, Inc.(1)                                608,400             4,167,540

               22 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                                 MARKET VALUE
                                                 SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
 ELECTRONICS Continued
 Semtech Corp.(1)                               357,500          $ 10,789,350
--------------------------------------------------------------------------------
 TriQuint Semiconductor, Inc.(1)                107,600               973,780
--------------------------------------------------------------------------------
 Xilinx, Inc.(1)                                753,200            27,054,944
                                                                ----------------
                                                                  343,419,196


--------------------------------------------------------------------------------
 PHOTOGRAPHY--0.2%
 Eastman Kodak Co.                            1,007,200            31,726,800
--------------------------------------------------------------------------------
 Ikon Office Solutions, Inc.                     44,100               590,940
                                                                ----------------
                                                                   32,317,740


--------------------------------------------------------------------------------
 TRANSPORTATION--2.0%
--------------------------------------------------------------------------------
 AIR TRANSPORTATION--0.6%
 Continental Airlines, Inc., Cl. B(1)           705,778            22,232,007
--------------------------------------------------------------------------------
 Southwest Airlines Co.                       2,786,650            58,826,182
--------------------------------------------------------------------------------
 UAL Corp.                                       27,100               347,422
                                                                ----------------
                                                                   81,405,611


--------------------------------------------------------------------------------
 RAILROADS & TRUCKERS--0.5%
 Burlington Northern Santa Fe Corp.           1,292,500            37,508,350
--------------------------------------------------------------------------------
 Union Pacific Corp.                            630,800            38,270,636
                                                                ----------------
                                                                   75,778,986


--------------------------------------------------------------------------------
 SHIPPING--0.9%
 FedEx Corp.(1)                               1,090,800            63,113,688
--------------------------------------------------------------------------------
 United Parcel Service, Inc., Cl. B           1,026,900            60,525,486
                                                                ----------------
                                                                  123,639,174


--------------------------------------------------------------------------------
 UTILITIES--4.6%
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES--4.3%
 ALLETE, Inc.                                    64,300             1,838,337
--------------------------------------------------------------------------------
 Alliant Energy Corp.                            86,500             2,509,365
--------------------------------------------------------------------------------
 American Electric Power Co., Inc.            1,047,900            45,950,415
--------------------------------------------------------------------------------
 Conectiv, Inc.                                 146,000             3,604,740
--------------------------------------------------------------------------------
 Consolidated Edison Co. of New York, Inc.      392,700            16,022,160
--------------------------------------------------------------------------------
 Dominion Resources, Inc.                     1,042,500            60,756,900
--------------------------------------------------------------------------------
 DTE Energy Co.                                 595,000            24,644,900
--------------------------------------------------------------------------------
 Duke Energy Corp.                            1,535,500            54,203,150
--------------------------------------------------------------------------------
 Entergy Corp.                                  790,100            32,615,328
--------------------------------------------------------------------------------
 Exelon Corp.                                 1,440,975            71,011,248
--------------------------------------------------------------------------------
 FirstEnergy Corp.                            1,671,300            61,169,580
--------------------------------------------------------------------------------
 FPL Group, Inc.                                484,700            25,742,417
--------------------------------------------------------------------------------
 Hawaiian Electric Industries, Inc.              26,700             1,143,828
--------------------------------------------------------------------------------
 NRG Energy, Inc.(1)                            125,100             1,448,658

               23 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued


                                                                                              MARKET VALUE
                                                                          SHARES                SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES Continued
 NSTAR, Inc.                                                              22,442            $      983,857
-------------------------------------------------------------------------------------------------------------
 PPL Corp.                                                               435,700                14,208,177
-------------------------------------------------------------------------------------------------------------
 Public Service Enterprise Group, Inc.                                   693,100                29,228,027
-------------------------------------------------------------------------------------------------------------
 Reliant Energy, Inc.                                                    494,500                10,285,600
-------------------------------------------------------------------------------------------------------------
 Southern Co.                                                          1,955,300                49,664,620
-------------------------------------------------------------------------------------------------------------
 TXU Corp.                                                             1,331,100                67,713,057
-------------------------------------------------------------------------------------------------------------
 Xcel Energy, Inc.                                                       643,700                15,223,505
                                                                                            -----------------
                                                                                               589,967,869

-------------------------------------------------------------------------------------------------------------
 GAS UTILITIES--0.3%
 El Paso Corp.                                                           425,669                16,635,145
-------------------------------------------------------------------------------------------------------------
 Kinder Morgan, Inc.                                                     667,400                27,363,400
-------------------------------------------------------------------------------------------------------------
 NICOR, Inc.                                                              73,100                 3,059,235
-------------------------------------------------------------------------------------------------------------
 Western Gas Resources, Inc.                                              21,400                   686,084
                                                                                            -----------------
                                                                                                47,743,864
                                                                                            -----------------
 Total Common Stocks (Cost $12,196,674,880)                                                 13,509,412,297
                                                                           UNITS
=============================================================================================================
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%

 Dime Bancorp, Inc. Wts., Exp. 1/2/10(1) (Cost $0)                       500,000                    40,000

                                                                       PRINCIPAL
                                                                          AMOUNT
=============================================================================================================
 SHORT-TERM NOTES--2.7%

 Charta Corp.:
 1.75%, 3/6/02                                                       $25,000,000                24,993,923
 1.80%, 4/2/02                                                        50,000,000                49,920,000
 1.82%, 4/4/02                                                        20,000,000                19,965,622
-------------------------------------------------------------------------------------------------------------
 Crown Point Capital Co.:
 1.68%, 3/6/02                                                        25,000,000                24,994,167
 1.83%, 4/4/02                                                        50,000,000                49,913,583
-------------------------------------------------------------------------------------------------------------
 Delaware Funding Corp.:
 1.80%, 3/4/02                                                        49,000,000                48,992,650
 1.80%, 4/10/02                                                       25,000,000                24,950,000
-------------------------------------------------------------------------------------------------------------
 Edison Asset Securitization LLC, 1.78%, 3/8/02                       50,000,000                49,982,694
-------------------------------------------------------------------------------------------------------------
 GOVCO, Inc., 1.80%, 3/26/02                                          25,000,000                24,968,750
-------------------------------------------------------------------------------------------------------------
 New Center Asset Trust, 1.81%, 4/11/02                               50,000,000                49,896,931
-------------------------------------------------------------------------------------------------------------
 Old Line Funding Corp., 1.80%, 4/11/02                               11,829,000                11,804,751
                                                                                          -------------------
 Total Short-Term Notes (Cost $380,383,071)                                                    380,383,071

                 24 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                                         PRINCIPAL            MARKET VALUE
                                                                            AMOUNT              SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS--2.0%
-------------------------------------------------------------------------------------------------------------
 Repurchase agreement with Zion Bank/Capital Markets Group,
 1.85%, dated 2/28/02, to be repurchased at $271,529,953 on
 3/1/02, collateralized by U.S. Treasury Nts., 6.375%, 5/15/05, with a value of $240,028,205 and U.S. Treasury Bills, 5/23/02,
 with a value of $37,096,721 (Cost $271,516,000)                      $271,516,000        $    271,516,000
-------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $12,848,573,951)                          102.3%         14,161,351,368
-------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                                        (2.3)           (320,912,477)
                                                                    -----------------------------------------
 NET ASSETS                                                                  100.0%       $ 13,840,438,891
                                                                    =========================================


FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income-producing security.

2. Securities with an aggregate market value of $38,594,847 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2002. The aggregate fair value of securities of affiliated companies held by the Fund as of February 28, 2002, amounts to $119,683,920. Transactions during the period in which the issuer was an affiliate are as follows:

                              SHARES                                      SHARES       UNREALIZED
                          AUGUST 31,        GROSS          GROSS    FEBRUARY 28,     APPRECIATION     DIVIDEND   REALIZED
                                2001    ADDITIONS     REDUCTIONS            2002    (DEPRECIATION)      INCOME       GAIN
---------------------------------------------------------------------------------------------------------------------------
STOCKS AND/
OR WARRANTS
Canadian 88
Energy Corp.              10,332,300           --             --      10,332,300     $(23,097,559)    $     --   $     --
Frontier Oil Corp.         2,443,600           --         15,000       2,428,600       30,690,323      243,610    126,750
XL Capital Ltd., Cl. A            --      658,700             --         658,700        1,924,265      181,908         --
                                                                                                      ---------------------
                                                                                                      $425,518   $126,750
                                                                                                      =====================

4. Identifies issues considered to be illiquid--See Note 7 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 25 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited


February 28, 2002
=============================================================================================================
 ASSETS

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $12,738,407,060)                                            $ 14,041,667,448
 Affiliated companies (cost $110,166,891)                                                      119,683,920
                                                                                          -------------------
                                                                                            14,161,351,368


-------------------------------------------------------------------------------------------------------------
 Cash                                                                                            5,093,983
-------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                              184,352,132
 Interest and dividends                                                                         22,866,383
 Shares of capital stock sold                                                                   11,924,649
 Other                                                                                             158,482
                                                                                          -------------------
 Total assets                                                                               14,385,746,997

=============================================================================================================
 LIABILITIES

 Payables and other liabilities:
 Investments purchased                                                                         505,533,492
 Shares of capital stock redeemed                                                               27,800,515
 Distribution and service plan fees                                                              5,505,058
 Shareholder reports                                                                             3,338,510
 Daily variation on futures contracts                                                            2,710,125
 Transfer and shareholder servicing agent fees                                                     221,505
 Directors' compensation                                                                            10,950
 Other                                                                                             187,951
                                                                                          -------------------
 Total liabilities                                                                             545,308,106

=============================================================================================================
 NET ASSETS                                                                               $ 13,840,438,891
                                                                                          ===================

=============================================================================================================
 COMPOSITION OF NET ASSETS

 Par value of shares of capital stock                                                     $      4,421,004
-------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                 13,789,914,790
-------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                             9,735,020
-------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and
 foreign currency transactions                                                              (1,269,191,950)
-------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of
 assets and liabilities denominated in foreign currencies                                    1,305,560,027
                                                                                          -------------------
 NET ASSETS                                                                               $ 13,840,438,891
                                                                                          ===================

                 26 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


=============================================================================================================
 NET ASSET VALUE PER SHARE
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $7,342,091,942 and 231,622,264 shares of capital stock outstanding)                                   $31.70
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                                           $33.63
-------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $4,776,131,246 and 154,871,120 shares of capital stock outstanding)                                   $30.84
-------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,466,488,239
 and 47,560,789 shares of capital stock outstanding)                                                   $30.83
-------------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $28,936,447
 and 917,553 shares of capital stock outstanding)                                                      $31.54
-------------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on
 net assets of $226,791,017 and 7,128,632 shares of capital stock outstanding)                         $31.81



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 27 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF OPERATIONS Unaudited


For the Six Months Ended February 28, 2002
=============================================================================================================
 INVESTMENT INCOME

 Dividends:
 Unaffiliated companies (net of foreign withholding taxes of $232,885)                     $    99,313,389
 Affiliated companies                                                                              425,518
-------------------------------------------------------------------------------------------------------------
 Interest                                                                                        6,105,488
                                                                                           ------------------
 Total income                                                                                  105,844,395

=============================================================================================================
 EXPENSES

 Management fees                                                                                31,534,660
-------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                         8,724,469
 Class B                                                                                        24,780,412
 Class C                                                                                         7,403,597
 Class N                                                                                            38,976
-------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                         8,506,829
 Class B                                                                                         5,873,054
 Class C                                                                                         1,755,460
 Class N                                                                                            19,240
 Class Y                                                                                           278,027
-------------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                             4,161,947
-------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                       160,451
-------------------------------------------------------------------------------------------------------------
 Directors' compensation                                                                            95,246
-------------------------------------------------------------------------------------------------------------
 Other                                                                                             417,685
                                                                                           ------------------
 Total expenses                                                                                 93,750,053
 Less reduction to custodian expenses                                                              (55,126)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class Y                   (27,395)
                                                                                           ------------------
 Net expenses                                                                                   93,667,532

=============================================================================================================
 NET INVESTMENT INCOME                                                                          12,176,863

=============================================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)

 Net realized gain (loss) on:
 Investments:
   Unaffiliated companies                                                                     (546,494,257)
   Affiliated companies                                                                            126,750
 Closing of futures contracts                                                                   (3,476,235)
 Foreign currency transactions                                                                  (6,362,810)
                                                                                           ------------------
 Net realized loss                                                                            (556,206,552)

-------------------------------------------------------------------------------------------------------------

 Net change in unrealized appreciation on:
 Investments                                                                                   351,538,307
 Translation of assets and liabilities denominated in foreign currencies                           806,963
                                                                                           ------------------
 Net change                                                                                    352,345,270
                                                                                           ------------------
 Net realized and unrealized loss                                                             (203,861,282)

=============================================================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $(191,684,419)
                                                                                           ==================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 28 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SIX MONTHS
                                                                           ENDED                      YEAR
                                                               FEBRUARY 28, 2002                     ENDED
                                                                     (UNAUDITED)           AUGUST 31, 2001
==============================================================================================================
 OPERATIONS

 Net investment income                                           $    12,176,863          $     13,938,822
--------------------------------------------------------------------------------------------------------------
 Net realized loss                                                  (556,206,552)             (461,201,726)
--------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                352,345,270            (4,584,816,262)
                                                                 ---------------------------------------------
 Net decrease in net assets resulting from operations               (191,684,419)           (5,032,079,166)

==============================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class A                                                             (15,028,230)              (23,886,190)
 Class B                                                                      --                        --
 Class C                                                                      --                        --
 Class N                                                                 (58,345)                       --
 Class Y                                                                (828,141)               (1,308,193)
--------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                             (12,133,208)             (433,269,032)
 Class B                                                              (8,545,633)             (389,463,020)
 Class C                                                              (2,567,120)             (104,804,648)
 Class N                                                                 (25,114)                       --
 Class Y                                                                (369,634)              (12,950,013)

==============================================================================================================
 CAPITAL STOCK TRANSACTIONS

 Net increase (decrease) in net assets resulting from
 capital stock transactions:
 Class A                                                             131,603,593               859,658,658
 Class B                                                            (537,401,147)             (517,443,348)
 Class C                                                             (69,588,888)               13,431,727
 Class N                                                              21,490,919                 7,898,778
 Class Y                                                               4,748,680                49,200,183

==============================================================================================================
 NET ASSETS

 Total decrease                                                     (680,386,687)           (5,585,014,264)
--------------------------------------------------------------------------------------------------------------
 Beginning of period                                              14,520,825,578            20,105,839,842
                                                                 ---------------------------------------------
 End of period (including undistributed net investment
 income of $9,735,020 and $13,472,873, respectively)             $13,840,438,891           $14,520,825,578
                                                                 =============================================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 29 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS


                                                SIX MONTHS                                                                 YEAR
                                                     ENDED                                                                ENDED
                                         FEBRUARY 28, 2002                                                           AUGUST 31,
 CLASS A                                       (UNAUDITED)         2001          2000        1999         1998             1997
===================================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period               $32.15      $ 45.41       $ 42.89     $ 32.32      $ 33.87          $ 27.95
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                 .08          .14           .21         .19          .29              .39
 Net realized and unrealized gain (loss)              (.41)      (11.18)         6.79       12.03          .99             7.91
                                                    -------------------------------------------------------------------------------
 Total income (loss) from
 investment operations                                (.33)      (11.04)         7.00       12.22         1.28             8.30
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 (.07)        (.12)           --        (.15)        (.33)            (.40)
 Distributions from net realized gain                 (.05)       (2.10)        (4.48)      (1.50)       (2.50)           (1.98)
                                                    -------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                      (.12)       (2.22)        (4.48)      (1.65)       (2.83)           (2.38)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $31.70       $32.15        $45.41      $42.89       $32.32           $33.87
                                                    ===============================================================================


===================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                 (1.04)%     (24.85)%       17.74%      38.62%        3.68%           31.09%

===================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)       $7,342,092   $7,320,747    $9,264,943  $7,723,607   $4,932,817       $4,457,349
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $7,231,481   $7,954,409    $8,428,173  $6,721,568   $5,184,111       $3,856,078
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                0.53%        0.47%         0.54%       0.50%        0.83%            1.29%
 Expenses                                             1.01%        0.86%         0.90%       0.91%        0.90%(3)         0.94%(3)
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                45%          76%           73%         72%          81%              62%



1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 30 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                               SIX MONTHS                                                                   YEAR
                                                    ENDED                                                                  ENDED
                                        FEBRUARY 28, 2002                                                             AUGUST 31,
 CLASS B                                      (UNAUDITED)          2001           2000          1999          1998          1997
====================================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period              $31.34       $ 44.50        $ 42.42       $ 32.07       $ 33.66       $ 27.79
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                        (.07)         (.13)          (.08)         (.08)          .04           .17
 Net realized and unrealized gain (loss)             (.38)       (10.93)          6.64         11.93           .96          7.86
                                                   ---------------------------------------------------------------------------------
 Total income (loss) from
 investment operations                               (.45)       (11.06)          6.56         11.85          1.00          8.03
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  --            --             --            --          (.09)         (.18)
 Distributions from net realized gain                (.05)        (2.10)         (4.48)        (1.50)        (2.50)        (1.98)
                                                   ---------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     (.05)        (2.10)         (4.48)        (1.50)        (2.59)        (2.16)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $30.84        $31.34         $44.50        $42.42        $32.07        $33.66
                                                   =================================================================================


====================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                (1.43)%      (25.39)%        16.84%        37.62%         2.86%        30.12%

====================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)      $4,776,131    $5,404,510     $8,367,040    $7,072,718    $4,168,498    $3,307,852
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $4,993,685    $6,630,335     $7,628,232    $5,930,303    $4,122,775    $2,640,976
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                       (0.24)%       (0.29)%        (0.22)%       (0.26)%        0.06%         0.53%
 Expenses                                            1.77%         1.61%          1.66%         1.66%         1.66%(3)      1.69%(3)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               45%           76%            73%           72%           81%           62%



1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                31 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS Continued


                                               SIX MONTHS                                                                   YEAR
                                                    ENDED                                                                  ENDED
                                        FEBRUARY 28, 2002                                                             AUGUST 31,
 CLASS C                                      (UNAUDITED)          2001           2000          1999          1998          1997
================================================================================ ===================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period              $31.33       $ 44.50        $ 42.41       $ 32.07       $ 33.64       $ 27.78
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                        (.05)         (.11)          (.08)         (.09)          .03           .16
 Net realized and unrealized gain (loss)             (.40)       (10.96)          6.65         11.93           .98          7.85
                                                   ---------------------------------------------------------------------------------
 Total income (loss) from
 investment operations                               (.45)       (11.07)          6.57         11.84          1.01          8.01
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  --            --             --            --          (.08)         (.17)
 Distributions from net realized gain                (.05)        (2.10)         (4.48)        (1.50)        (2.50)        (1.98)
                                                   ---------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     (.05)        (2.10)         (4.48)        (1.50)        (2.58)        (2.15)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $30.83        $31.33         $44.50        $42.41        $32.07        $33.64
                                                   =================================================================================

====================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                (1.43)%      (25.42)%        16.87%        37.59%         2.91%        30.07%

====================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)      $1,466,488    $1,562,452     $2,213,568    $1,850,787    $1,144,692    $1,030,132
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $1,492,460    $1,825,540     $2,004,263    $1,583,189    $1,184,355     $ 904,197
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                       (0.23)%       (0.29)%        (0.23)%       (0.25)%        0.07%         0.54%
 Expenses                                            1.77%         1.61%          1.67%         1.66%         1.65%(3)      1.69%(3)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               45%           76%            73%           72%           81%           62%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                32 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                                                                        SIX MONTHS         PERIOD
                                                                                                             ENDED          ENDED
                                                                                                 FEBRUARY 28, 2002     AUGUST 31,
 CLASS N                                                                                               (UNAUDITED)        2001(1)
====================================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                                                                      $ 32.09       $ 34.36
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                                                         .07           .02
 Net realized and unrealized loss                                                                             (.45)        (2.29)
                                                                                                         ---------------------------
 Total loss from investment operations                                                                        (.38)         2.27)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                                                         (.12)           --
 Distributions from net realized gain                                                                         (.05)           --
                                                                                                         ---------------------------
 Total dividends and/or distributions
 to shareholders                                                                                              (.17)           --
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                                             $31.54        $32.09
                                                                                                         ===========================

====================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                                                         (1.18)%       (6.61)%

====================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                                                                  $28,936        $7,641
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                                                         $15,836        $2,672
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                                                                        0.24%         0.36%
 Expenses                                                                                                     1.28%         1.16%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                                                        45%           76%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 33 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS Continued


                                               SIX MONTHS                                                                   YEAR
                                                    ENDED                                                                  ENDED
                                        FEBRUARY 28, 2002                                                             AUGUST 31,
 CLASS Y                                      (UNAUDITED)          2001           2000          1999          1998       1997(1)
====================================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period             $ 32.28       $ 45.64        $ 43.00       $ 32.38       $ 33.94       $ 29.55
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                .12           .17            .24           .24           .38           .41
 Net realized and unrealized gain (loss)             (.42)       (11.22)          6.88         12.07           .97          6.30
                                                  ----------------------------------------------------------------------------------
 Total income (loss) from
 investment operations                               (.30)       (11.05)          7.12         12.31          1.35          6.71
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                (.12)         (.21)            --          (.19)         (.41)         (.34)
 Distributions from net realized gain                (.05)        (2.10)         (4.48)        (1.50)        (2.50)        (1.98)
                                                  ----------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     (.17)        (2.31)         (4.48)        (1.69)        (2.91)        (2.32)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $31.81        $32.28         $45.64        $43.00        $32.38        $33.94
                                                   =================================================================================

====================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                (0.94)%      (24.76)%        18.00%        38.84%         3.88%        23.98%

====================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)        $226,791      $225,475       $260,289      $148,397       $53,063       $16,250
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $222,068      $239,222       $205,586      $ 99,155       $36,554       $ 5,431
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                               0.78%         0.60%          0.77%         0.63%         1.02%         1.58%
 Expenses                                            0.78%         0.73%          0.66%         0.77%         0.67%(4)      0.65%(4)
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of
 transfer agent fees                                 0.76%        N/A            N/A           N/A           N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               45%           76%            73%           72%           81%           62%

1. For the period from November 1, 1996 (inception of offering) to August 31, 1997.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                34 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Growth & Income Fund (the Fund) is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                 35 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES Continued

REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

     As of February 28, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $1,240,514,916. This estimated capital loss carryover represents losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.


                 36 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. CAPITAL STOCK

The Fund has authorized 840 million shares of $.01 par value capital stock. Transactions in shares of capital stock were as follows:


                                   SIX MONTHS ENDED FEBRUARY 28, 2002           YEAR ENDED AUGUST 31, 2001(1)
                                           SHARES              AMOUNT              SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                   26,220,472     $   828,461,472          55,877,160     $ 2,020,164,974
Dividends and/or
distributions reinvested                  761,975          24,779,604          12,142,654         438,957,131
Redeemed                              (23,058,498)       (721,637,483)        (44,357,777)     (1,599,463,447)
                                  -----------------------------------------------------------------------------
Net increase                            3,923,949     $   131,603,593          23,662,037     $   859,658,658
                                  =============================================================================

---------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                    8,310,159     $   255,245,405          23,528,539     $   847,477,675
Dividends and/or
distributions reinvested                  241,580           7,655,715          10,405,252         368,555,673
Redeemed                              (26,154,382)       (800,302,267)        (49,466,088)     (1,733,476,696)
                                  -----------------------------------------------------------------------------
Net decrease                          (17,602,643)    $  (537,401,147)        (15,532,297)    $  (517,443,348)
                                  =============================================================================

---------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                    2,729,911     $    83,899,449           7,392,877     $   267,612,734
Dividends and/or
distributions reinvested                   66,834           2,117,981           2,790,677          98,845,701
Redeemed                               (5,107,945)       (155,606,318)        (10,059,172)       (353,026,708)
                                  -----------------------------------------------------------------------------
Net increase (decrease)                (2,311,200)    $   (69,588,888)            124,382     $    13,431,727
                                  =============================================================================

---------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                      731,856     $    23,123,173             240,135     $     7,966,494
Dividends and/or
distributions reinvested                    2,577              83,453                  --                  --
Redeemed                                  (54,978)         (1,715,707)             (2,037)            (67,716)
                                  -----------------------------------------------------------------------------
Net increase                              679,455     $    21,490,919             238,098     $     7,898,778
                                  =============================================================================

---------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                    1,230,249     $    38,900,616           3,547,525     $   131,540,535
Dividends and/or
distributions reinvested                   36,628           1,194,830             393,067          14,252,627
Redeemed                               (1,123,361)        (35,346,766)         (2,658,808)        (96,592,979)
                                  -----------------------------------------------------------------------------
Net increase                              143,516     $     4,748,680           1,281,784     $    49,200,183
                                  =============================================================================


1. For the year ended August 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to August 31, 2001, for Class N shares.



                 37 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------


================================================================================
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2002, were $6,111,185,415 and $6,411,636,032, respectively.

================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.65% of the first $200 million of average annual net assets of the Fund, 0.60% of the next $150 million, 0.55% of the next $150 million, and 0.45% of average annual net assets in excess of $500 million. The Fund's management fee for the six months ended February 28, 2002 was an annualized rate of 0.46%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares, effective January 1, 2001, and for all other classes, 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                       AGGREGATE
                       FRONT-END        CLASS A       CONCESSIONS       CONCESSIONS      CONCESSIONS       CONCESSIONS
                           SALES      FRONT-END        ON CLASS A        ON CLASS B       ON CLASS C        ON CLASS N
                      CHARGES ON  SALES CHARGES            SHARES            SHARES           SHARES            SHARES
                         CLASS A    RETAINED BY       ADVANCED BY       ADVANCED BY      ADVANCED BY       ADVANCED BY
SIX MONTHS ENDED          SHARES    DISTRIBUTOR    DISTRIBUTOR(1)    DISTRIBUTOR(1)   DISTRIBUTOR(1)    DISTRIBUTOR(1)
------------------------------------------------------------------------------------------------------------------------
February 28, 2002     $6,361,858     $1,703,912          $478,866        $7,984,385         $687,140          $192,281

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               CLASS A                 CLASS B                 CLASS C                 CLASS N
                   CONTINGENT DEFERRED     CONTINGENT DEFERRED     CONTINGENT DEFERRED     CONTINGENT DEFERRED
                         SALES CHARGES           SALES CHARGES           SALES CHARGES           SALES CHARGES
                           RETAINED BY             RETAINED BY             RETAINED BY             RETAINED BY
SIX MONTHS ENDED           DISTRIBUTOR             DISTRIBUTOR             DISTRIBUTOR             DISTRIBUTOR
----------------------------------------------------------------------------------------------------------------
February 28, 2002              $56,969              $5,377,139                 $65,314                    $341



                 38 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended February 28, 2002, payments under the Class A plan totaled $8,724,469, all of which were paid by the Distributor to recipients, and included $463,984 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

    The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.



                 39 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------


================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES CONTINUED

Distribution fees paid to the Distributor for the six months ended February 28, 2002, were as follows:

                                                                                                 DISTRIBUTOR'S
                                                                             DISTRIBUTOR'S           AGGREGATE
                                                                                 AGGREGATE        UNREIMBURSED
                                                                              UNREIMBURSED       EXPENSES AS %
                                    TOTAL PAYMENTS     AMOUNT RETAINED            EXPENSES       OF NET ASSETS
                                        UNDER PLAN     BY DISTRIBUTOR           UNDER PLAN            OF CLASS
-----------------------------------------------------------------------------------------------------------------
Class B Plan                           $24,780,412         $19,235,592         $85,808,367                1.80%
Class C Plan                             7,403,597             943,662          22,478,324                1.53
Class N Plan                                38,976              34,625             408,131                1.41

================================================================================
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

    The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.

    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract



                 40 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

    Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.

    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of February 28, 2002, the Fund had outstanding futures contracts as follows:

                                   EXPIRATION        NUMBER OF     VALUATION AS OF       UNREALIZED
CONTRACT DESCRIPTION                     DATE        CONTRACTS   FEBRUARY 28, 2002     DEPRECIATION
-----------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Russell 2000 Index                    3/14/02            1,040        $244,114,000       $7,217,390

================================================================================
7. ILLIQUID SECURITIES

As of February 28, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of February 28, 2002, was zero.

================================================================================
8. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

    The Fund had no borrowings outstanding during the six months ended or at February 28, 2002.



                 41 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND
--------------------------------------------------------------------------------


A Series of Oppenheimer Main Street Funds, Inc.
==========================================================================================================
OFFICERS AND DIRECTORS          James C. Swain, Director, CEO and Chairman of the Board
                                John V. Murphy, Director and President
                                William L. Armstrong, Director
                                Robert G. Avis, Director
                                George C. Bowen, Director
                                Edward L. Cameron, Director
                                Jon S. Fossel, Director
                                Sam Freedman, Director
                                C. Howard Kast, Director
                                Robert M. Kirchner, Director
                                F. William Marshall, Jr., Director
                                Charles Albers, Vice President
                                Nikolaos D. Monoyios, Vice President
                                Robert G. Zack, Vice President and Secretary
                                Brian W. Wixted, Treasurer
                                Scott T. Farrar, Assistant Treasurer
                                Katherine P. Feld, Assistant Secretary
                                Kathleen T. Ives, Assistant Secretary
                                Denis R. Molleur, Assistant Secretary

==========================================================================================================
INVESTMENT ADVISOR              OppenheimerFunds, Inc.

==========================================================================================================
DISTRIBUTOR                     OppenheimerFunds Distributor, Inc.

==========================================================================================================
TRANSFER AND SHAREHOLDER        OppenheimerFunds Services
SERVICING AGENT

==========================================================================================================
CUSTODIAN OF                    The Bank of New York
PORTFOLIO SECURITIES

==========================================================================================================
INDEPENDENT AUDITORS            Deloitte & Touche LLP

==========================================================================================================
LEGAL COUNSEL                   Myer, Swanson, Adams & Wolf, P.C.

                                The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                                OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC.
                                498 SEVENTH AVENUE, NEW YORK, NY 10018





                                (C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.



                 42 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

OPPENHEIMERFUNDS FAMILY
--------------------------------------------------------------------------------

GLOBAL EQUITY                   Developing Markets Fund                         Global Fund
                                International Small Company Fund                Quest Global Value Fund
                                Europe Fund                                     Global Growth & Income Fund
                                International Growth Fund
======================================================================================================================
EQUITY                          STOCK                                           STOCK & BOND
                                Emerging Technologies Fund                      Quest Opportunity Value Fund
                                Emerging Growth Fund                            Total Return Fund
                                Enterprise Fund                                 Quest Balanced Value Fund
                                Discovery Fund                                  Capital Income Fund
                                Main Street(R) Small Cap Fund                   Multiple Strategies Fund
                                Small Cap Value Fund                            Disciplined Allocation Fund
                                MidCap Fund                                     Convertible Securities Fund
                                Main Street(R) Opportunity Fund                 SPECIALTY
                                Growth Fund                                     Real Asset Fund(R)
                                Capital Appreciation Fund                       Gold & Special Minerals Fund
                                Main Street(R) Growth & Income Fund             Tremont Market Neutral Fund, LLC(2)
                                Value Fund                                      Tremont Opportunity Fund, LLC(2)
                                Quest Capital Value Fund
                                Quest Value Fund
                                Trinity Large Cap Growth Fund(1)
                                Trinity Core Fund
                                Trinity Value Fund
======================================================================================================================
INCOME                          TAXABLE                                         MUNICIPAL
                                International Bond Fund                         California Municipal Fund(5)
                                High Yield Fund                                 New Jersey Municipal Fund(5)
                                Champion Income Fund                            New York Municipal Fund(5)
                                Strategic Income Fund                           Pennsylvania Municipal Fund(5)
                                Bond Fund                                       Municipal Bond Fund
                                Senior Floating Rate Fund                       Intermediate Municipal Fund
                                U.S. Government Trust
                                Limited-Term Government Fund
                                Capital Preservation Fund(3)
                                ROCHESTER DIVISION
                                Rochester National Municipals(4)
                                Rochester Fund Municipals
                                Limited Term New York Municipal Fund
======================================================================================================================
SELECT MANAGERS                 STOCK                                           STOCK & BOND
                                Mercury Advisors Focus Growth Fund              QM Active Balanced Fund(3)
                                Gartmore Millennium Growth Fund II
                                Jennison Growth Fund
                                Salomon Brothers Capital Fund
                                Mercury Advisors S&P 500(R) Index Fund(3)
======================================================================================================================
MONEY MARKET(6)                 Money Market Fund                               Cash Reserves


1. Oppenheimer Trinity Growth Fund was reorganized into Oppenheimer Large Cap Growth Fund and was renamed Oppenheimer Trinity Large Cap Growth Fund effective 10/12/01.

2. Special investor qualification and minimum investment requirements apply. See the prospectus for details.

3. Available only through qualified retirement plans.

4. The Fund's name was changed from "Oppenheimer Florida Municipal Fund" on 10/1/01.

5. Available to investors only in certain states.

6. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.



                 43 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

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

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RS0700.001.0202   April 29, 2002